SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)         Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The Group suffered a net loss of $26,610,291, net operating loss of $22,793,222, and net operating cash outflow of $15,089,890 for the year ended December 31, 2013.

Management has considered its cash flow forecasts for 2014 and believes it will be able to secure sufficient funding so that it will be able to continue as a going concern:

•  On October 31, 2013, the Group signed a memorandum of understanding with a third party buyer to sell its logistic center in Wujiang, Jiangsu Province for approximately $40.7 million consideration, net of related cost to sell. Management of the Company expects to dispose the warehouse before October 2014.

•  Absent the completion of the sale of the Wujiang warehouse, the Group believes it has the ability to arrange additional financing. In January 2014, the Group has received a non-binding letter of intent from a major state-owned bank who expressed its interest to offer the Group a total line of credit of $24.4 million for the next twelve months, with the condition that the Wujiang warehouse would be pledged to secure the borrowing.

•  As of December 31, 2013, the Group had cash of $15,736,421 and short term borrowing of $1.6 million outstanding under its existing credit facility of $8.1 million. The existing credit facility will expire on May 31, 2014. As of April 11, the Group has repaid the entire $1.6 million short term borrowing and has the full $8.1 million line of credit available for future draw down. Management believes it will be able to successfully renew the credit facility with the bank upon expiry, if needed.

•  Management believes the Group has ability to control the level of discretionary spending on procurement and general and selling expenses.

Based on the above, management believes that adequate sources of liquidity will exist to fund the Company’s working capital and capital expenditures requirements, and to meet its liabilities and commitments as they become due.

Principles of consolidation

(b)         Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and VIEs for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation. All the assets of its consolidated VIEs can be used to only settle their respective obligations.

The Group evaluates the need to consolidate certain VIEs of which the Group is the primary beneficiary. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE. Details of certain key agreements between the Group and its VIEs, which include Mecox Lane Shopping, Shang Xun, and Rampage Shopping, are as follows:

Power of Attorney:                     The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and appointment of the VIEs’ chief officer.

Share Pledge Agreement:                     The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements. Each of the above pledges has been registered with the relevant local branch of the State Administration for Industry and Commerce in China.

Exclusive Technical Consulting and Services Agreement:                 The Company provides the VIEs with technical consulting and information services. The Company is the exclusive provider of these services. The initial term of these agreements is 10 years. In consideration for those services, the VIEs agree to pay the Company service fees and pledged their equity interests in the VIEs as collateral for payment.

Business Loan Agreement:                     Loans were granted to the equity owners of the VIEs to provide the funds necessary to capitalize the VIEs. The Company has the option to acquire the VIEs for an amount equal to the loans granted when and if the Chinese government lifts its foreign ownership restrictions relative to Internet content provision and physical store development businesses in the PRC. Upon acquisition, the business loan agreements will be cancelled.

The Company participated significantly in the design of these VIEs. Based on these series of agreements, the shareholders of the VIEs grant the Company powers of attorney to exercise all their rights as shareholders of the VIEs, including the right to appoint board members and senior management members. Thus the Company has the ability to effectively control the VIEs. The Company is also able to receive the economic benefits of these VIEs, because its ability to effectively determine the services fees payable by the VIEs to the Company under the exclusive business cooperation agreements and exclusive service agreement, which are part of the contractual arrangements. Therefore, Company has determined that it is the primary beneficiary of the aforementioned entities and has consolidated their respective results from the date of initial involvement or date of establishment. As of December 31, 2012 and 2013, total assets and liabilities of the VIEs are shown in the table below. All the assets of the Company’s consolidated VIEs can be used to only settle their respective obligations.

	December 31, 2012	December 31, 2013
	$	$
Cash and cash equivalents	3,684,138	640,394
Accounts receivable	689,035	799,713
Other receivables	2,894,714	3,872,947
Merchandise inventory	7,668,644	13,602,146
Property and equipment, net	1,639,478	2,193,980
Other non-current assets	200,069	629,865

Total Assets	16,776,078	21,739,045

Accounts payable	3,101,935	4,589,259
Advances from customers	1,345,714	1,076,283
Accrued expenses	281,152	393,313
Other current liabilities	1,955,777	1,489,649
Income taxes payable	34,718	33,545

Total Liabilities	6,719,296	7,582,049

Use of estimates

(c)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include useful lives of and impairment for long-lived assets, inventory valuation, valuation allowance of deferred tax assets and share-based compensation.

Cash and cash equivalents

(d)         Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Short-term investments

(e)          Short-term investments

Short-term investments consist of structured time deposits maintained in a bank having maturities of greater than three months when purchased. The structured time deposits are classified as held to maturity debt securities and are carried at amortized cost, which is equivalent to their initial acquisition cost.

Merchandise inventories

(f)            Merchandise inventories

Merchandise inventory is stated at the lower of cost or market. Cost of merchandise inventory is determined using the weighted-average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of goods sold in the consolidated statements of comprehensive loss.

The Company recorded $7,900,784, $9,360,824 and $9,534,895 of inventory write-downs in 2011, 2012 and 2013, respectively.

Property and equipment, net

(g)         Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Prepaid land use right	(h) Prepaid land use right Prepaid land use right represents prepayments for the land where the Group’s logistic center is located. The prepayment is amortized over its lease period of 50 years.
Acquired intangible assets

(i)            Acquired intangible assets

Acquired intangible assets consist primarily of trademarks, and computer software carried at cost less accumulated amortization. Amortization for trademarks and computer software is computed using the straight- line method over the license period of five years.

Investment in an affiliate

(j)            Investment in an affiliate

An affiliated company is an entity over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of comprehensive loss and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

Impairment of long-lived assets

(k)         Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded impairment loss for its long-lived assets in the amount of $81,870, $1,684,668 and $4,962,756  in selling, general and administrative expenses in the consolidated statements of comprehensive loss for the years ended December 31, 2011, 2012 and 2013, respectively. See Note 4 and 5, “Held-for-sale assets” and “Property and equipment, net”, for additional discussion on the impairment of long-lived assets.

Franchise

(l)            Franchise

The Group enters into franchise agreements with unaffiliated franchisees to operate under the Group’s brand names. Under these agreements, the Group charges its franchisees nominal upfront fees for the use of the Group’s information system, which is amortized ratably over the franchise agreement period. Further, key aspects of the agreements provide that (i) the Group is required to approve the location of the franchisee stores, (ii) the franchisee stores may only sell to end customers and may not make bulk sales or internet sales, (iii) the Group will provide training of the store supervisor, as appointed by the franchisee, and store personnel, (iv) the Group will provide fashion trend updates and training on new products and (v) the franchisee will bear the cost of items (iii) and (iv). The Group is not involved in the daily operations nor does it participate in the decision making process of the franchisees.

The Company offers discounts to all of the franchisees at fixed percentage of retail price of the merchandise sold, and requires all of the franchisees to make full payment prior to the delivery of products.

Revenue recognition

(m)      Revenue recognition

The Group recognizes revenue from the sale of both its own and third-party apparel and accessories, healthcare products and other merchandise through a 3rd party online platform, its customer service centers and from the sale of merchandise through its stores. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers when sales are made through its E-commerce channel and call center. The Group accepts credit card and debit card payments or cash-on-delivery (“COD”) for products ordered through the independent websites and customer service center. Credit and debit card receivables as of December 31, 2012 and 2013 are immaterial. The Group normally collects credit and debit card receivables within three to four days after the sale. Credit and debit card processing fees are recorded in selling, general and administrative expenses and were immaterial for all periods presented. For COD sales, the delivery service providers are responsible for collecting payment from the customer at the point of delivery. The Group estimates and defers revenue and the related product costs for shipments that are in-transit to the customer. Revenue is recognized at the time the customer receives the product which is typically within a few days of shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. The Company pays a fee to the delivery service provider and records such fee in cost of goods sold.

The Group recognizes revenue from its own retail stores at the point of sale.

The Group allows its customers to return product within 7 days of the sale. The Group estimates sales returns for such sales based on its own historical return experience.

The Group recognizes revenues from sales to franchisees on consignment basis upon sale to the ultimate customer as the consignment agreements allows the franchisee to return 100% of unsold merchandise at any given point of time.

Sales to franchisees on a non-consignment basis are recognized as revenue upon delivery. These franchisees are permitted to return product within certain windows of time, generally based upon the seasons of the year, ranging from 5% to 10% of the specific order placed. The Group records maximum return allowed as reduction of revenue based on historical return experience.

Shipping and handling costs

(n)         Shipping and handling costs

Revenues include fees charged to customers for shipping and handling. Shipping and handling costs incurred for sale of products and recognized as cost of goods sold was $15,190,748, $10,011,395 and $3,297,002 for the years ended December 31, 2011, 2012 and 2013, respectively.

Discount coupons, membership points and accruals for customer reward program

(o)         Discount coupons, membership points and accruals for customer reward program

The Group voluntarily provides discount coupons as sales incentives to selected customers. These coupons can only be utilized in conjunction with a subsequent purchase and are recorded as a reduction of revenues at the time of use.

The Group has established a customer loyalty program wherein a customer earns 10 points for each Renminbi (“RMB”) spent. The Group regularly prices certain of its products at a combination of price plus points, the combination of which is solely at the Group’s discretion. Points can only be redeemed in connection with a subsequent purchase and only to the extent the points earned in a current transaction are less than the number of points required to acquire the product(s) in such transaction. Such instances have represented a minor portion of the Group’s sales transactions for all periods presented. Further, the points have no defined monetary value which would permit a customer to obtain a calculated discount per point or any form of free product. The Group accrues a liability for the estimated value of the points earned and expected to be redeemed. As of December 31, 2011 and 2012, accrued liability for the Group’s customer loyalty program was $67,755 and nil respectively. The loyalty program was discontinued and related liability was reversed entirely in the year of 2012.

In 2013, the Group invited its customers to participate in a customer reward program and the membership was free of charge. Members accumulate membership points for their paid products, which can be redeemed for gifts with shipping cost born by the Group. The estimated costs to provide gifts and shipping are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of comprehensive loss. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. The Group did not apply redemption rates to the estimation on reward cost due to the limited history of the customer reward program. The Group will apply a historical redemption rate prospectively in estimating the costs of reward points once there is sufficient historical information and accumulated knowledge on reward point redemption and expiration. As of December 31, 2013, the accruals for customer reward program amounted to $428,527, based on the estimated liabilities under the customer reward program.

Expense classification

(p)         Expense classification

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold	Selling, General and Administrative Expenses
• Cost of merchandise sold;	• Payroll, bonus and benefit costs for retail and corporate associates;
• Merchandise inventory write-down and shortage; and	• Occupancy costs for retail, distribution center and corporate facilities;
• Customer shipping and handling costs.	• Sample development costs
• Advertising and marketing costs;
• Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
• Legal, finance, information systems and other corporate overhead costs.

Purchasing, receiving and warehousing costs included in selling, general and administrative expenses were $10,189,464, $12,654,208 and $9,090,655 for the years ended December 31, 2011, 2012 and 2013, respectively.

Advertising expenses

(q)         Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expense was $28,951,702, $8,679,060 and $330,122 for the years ended December 31, 2011, 2012 and 2013, respectively.

Store pre-opening costs

(r)           Store pre-opening costs

Non-capital expenditures, such as rent, advertising and payroll costs incurred prior to the opening of a new store are charged to expense in the period they are incurred. Such costs were immaterial for the years ended December 31, 2011, 2012 and 2013.

Foreign currency translation

(s)           Foreign currency translation

The functional currency of the Company and subsidiaries incorporated outside the mainland China are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the VIEs is the RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of Comprehensive Loss.

The financial statements of the subsidiaries and the VIEs have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollar based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. Their statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $11,461,853 and $14,641,790 at December 31, 2012 and 2013, respectively.

Income taxes

(t)            Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss are carried  forwards and credited by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Value added taxes

(u)         Value added taxes

The Company’s PRC subsidiaries are subject to value added tax at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of consolidated balance sheets.

Comprehensive income

(v)          Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances from non-owner sources. Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Concentration credit risk

(w)       Concentration credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and advances to suppliers. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

Fair value of financial instruments

(x)         Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group did not have any material financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2012 and 2013. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, short-term investments, other receivables, accounts payable and other payables are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

Share-based compensation

(y)          Share-based compensation

The Group’s share-based payment transactions are measured based on the grant-date fair value of the award. The fair value of the award, net of estimated forfeitures, is recognized as compensation expense over the period during which the recipient is required to provide services in exchange for the award, which is generally the vesting period.

In December 2011, the Board of Directors approved an option modification to reduce the exercise price of 76,110,625 options to the then fair market value of the Company’s ordinary shares underlying such options. Upon modification, the incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The incremental compensation cost is recognized in the period the modification occurs for the vested award or over the remaining vesting period for the nonvested award.

Operating leases

(z)           Operating leases

Minimum rental expenses are recognized ratably over the lease term. The Group begins recognizing rental expense upon taking possession of the property, which generally includes a construction period prior to store opening. When a lease contains a predetermined fixed escalation of the minimum rent, the Group recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as a short-term or long-term deferred rent liability. The Group also receives lease incentives upon entering into certain store leases which are recorded on a straight-line basis as a reduction to rent expense over the term of the lease.

Certain leases provide for contingent rents that are not measurable at inception. These contingent rents are primarily based on a percentage of sales that are in excess of a predetermined level. These amounts are excluded from minimum rent and are included in the determination of rent expense when it is probable that the expense has been incurred and the amount is reasonably estimable.

Earnings per share

(aa)  Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income (loss) periods should their effects be anti-dilutive.

Recently issued accounting standards

(ab)  Recently issued accounting standards

In February 2013, the FASB has issued an authoritative pronouncement related to the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date and to disclose the nature and amount of the obligation as well as other information about those obligations. An entity is required to apply the amendments for fiscal years, and interim periods within those years, beginning after December 15, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In March 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-05 related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This ASU is effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. It should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The adoption of the amendments will not have a material impact on the Group’s consolidated financial statements.

In July 2013, the FASB has issued an authoritative pronouncement related to the financial statement presentation of an unrecognized tax benefit when a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward exists. The guidance requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward. An entity is required to apply the amendments for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.